Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares issued	12,975,000	11,250,000
Ordinary shares, shares outstanding	12,975,000	11,250,000